Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

15. SUBSEQUENT EVENTS

Merger Agreement

On November 8, 2018, we entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Sound Concepts, Inc., a Utah corporation (“Sound Concepts”), NF Merger Sub, Inc., a Utah corporation (“Merger Sub 1”), NF Acquisition Company, LLC, a Utah limited liability company (“Merger Sub 2”), the shareholders of Sound Concepts (the “Sound Concepts Shareholders”), the shareholders’ representative (the “Shareholder Representative”), and us, pursuant to which we will acquire Sound Concepts (the “Sound Concepts Acquisition”) through a two-step merger, consisting of merging Merger 1 Sub with and into Sound Concepts, with Sound Concepts surviving the “first step” of the merger as our wholly-owned subsidiary (and the separate corporate existence of Merger Sub 1 will cease) and, immediately thereafter, merging Sound Concepts with and into Merger Sub 2, with Merger Sub 2 surviving the “second step” of the merger, such that, upon the conclusion of the “second step” of the merger, the separate corporate existence of Sound Concepts will cease and Merger Sub 2 will continue its limited liability company existence under Utah law as the surviving entity and as our wholly-owned subsidiary (collectively, the “Merger”). On the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share of Sound Concepts’ capital stock issued and outstanding immediately prior to the Effective Time (the “Sound Concepts Capital Stock”) will be cancelled and converted into the right to receive a proportionate share of $25,000,000 of value (the “Closing Merger Consideration”), to be payable through a combination of a cash payment by us of $15,000,000 (the “Acquisition Cash Payment”) and the issuance of shares of our Common Stock with a fair market value of $10,000,000 (the “Acquisition Stock”). The Closing Merger Consideration is not subject to any closing working capital adjustment or post-closing working capital adjustment. We expect the Sound Concepts Acquisition to close in the first quarter of 2019. However, we cannot provide any assurance as to the actual timing of completion of the Sound Concepts Acquisition, or whether the Sound Concepts Acquisition will be completed at all.

Issuances of Stock Options

On January 8, 2019, the Company granted stock options to an officer to purchase a total of 16,667 shares of Common Stock pursuant to the officer’s employment agreement. The options have an average exercise price of $4.35 per share, and expire in five years. The options vested 50% on the grant date and the remaining 50% will vest on the 12-month anniversary of the grant date. Total fair value of these options at grant date was $70,000 using the Black-Scholes option pricing model.

On January 28, 2019, the Company granted stock options to a consultant to purchase a total of 1,667 shares of Common Stock for services to be rendered. The options have an average exercise price of $7.80 per share, expire in five years, and vest in sixty days. The total fair value of these options at the grant date was $13,000 using the Black-Scholes option pricing model.

On February 5, 2019, the Company granted stock options to an officer to purchase up to 66,666 shares of Common Stock pursuant to the officer’s employment agreement. The options have an exercise price of $7.50 per share, have a five-year term and vest over a period of three years from the grant date. The total fair value of these options at the grant date was approximately $482,000 using the Black-Scholes option pricing model and will be amortized over its vesting term.

On February 6, 2019, the Company granted stock options to a consultant to purchase up to 66,666 shares of Common Stock for services to be rendered. The options have an exercise price of $8.05 per share, have a five-year term, and 25% vest on the grant date and the remaining over a period of three years from the grant date. The total fair value of these options at the grant date was approximately $521,000 using the Black-Scholes option pricing model and will be amortized over its vesting term.

On February 28, 2019, the Company granted stock options to employees to purchase up to 9,000 shares of Common Stock for services to be rendered. The options have an exercise price of $8.10 per share, have a five-year term, and vest equally on the anniversary dates over three years. The total fair value of these options at the grant date was approximately $69,000 using the Black-Scholes option pricing model and will be amortized over its vesting term.

Exercise Warrants

On January 15, 2019, a total of 161,969 warrants were exercised on a cashless basis for 141,512 shares of Common Stock at a weighted average exercise price of $1.05 per share.

Name-Change Merger

Effective February 1, 2019, we changed our corporate name from nFüsz, Inc. to Verb Technology Company, Inc. The name change was effected through a parent/subsidiary short-form merger of Verb Technology Company, Inc., our wholly-owned Nevada subsidiary, formed solely for the purpose of the name change, with and into us. We were the surviving entity. To effectuate the name-change merger, we filed Articles of Merger with the Secretary of State of the State of Nevada on January 31, 2019. The name-change merger became effective on February 1, 2019. Our board of directors approved the name-change merger, which resulted in the name change on that date. In accordance with Section 92A.180 of the NRS, stockholder approval of the name-merger was not required.

Reverse Stock Split

On February 1, 2019, we implemented a 1-for-15 Reverse Stock Split of our Common Stock. The Reverse Stock Split became effective upon commencement of trading of our Common Stock on February 4, 2019. As a result of the Reverse Stock Split, every fifteen (15) shares of our pre-Reverse Stock Split Common Stock were combined and reclassified into one share of our Common Stock. The number of shares of Common Stock subject to outstanding options, warrants, and convertible securities were also reduced by a factor of fifteen as of February 1, 2019. All historical share and per share amounts reflected throughout our consolidated financial statements and other financial information in this Annual Report have been adjusted to reflect the Reverse Stock Split as if the split occurred as of the earliest period presented. The par value per share of our Common Stock was not affected by the Reverse Stock Split.

Issuance of Convertible Note

On February 1, 2019, we issued an unsecured convertible note to an existing noteholder, Bellridge, in the aggregate principal amount of $500,000 in exchange for net proceeds of $432,000, representing an original issue discount of $25,000 and paid legal and financing expenses of $43,000. In addition, the Company issued 16,667 shares of its Common Stock with an estimated fair value of $128,000. The note contained a mandatory conversion feature in case of default based upon a discounted VWAP. Furthermore, the note also contained a provision that will require the Company to pay the noteholder an additional $25,000 and issue 8,606 shares of Common Stock if the note is not be paid within 60 days after its issuance. The Company is currently in the process of determining the appropriate accounting for this promissory note. The note matures in August 2019.

Issuance of Common Stock

Effective February 1, 2019, we issued 83,582 shares of Common Stock to existing stockholders as part of the beneficial holder round up in connection with the Reverse Stock Split. The shares had an aggregate value of $639,000, which was based on the closing price of the Company’s Common Stock as reported by the OTCQB on the date of issuance, or $7.65 per share.

On February 4, 2019, the Company issued 13,333 shares of Common Stock to consultants as payment for services to be rendered. The shares had an aggregate value of $102,000, which was based on the closing price of the Company’s Common Stock as reported by the OTCQB on the date of issuance, or $7.65 per share. The Company offered and sold the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the shares of the Company’s Common Stock were issued by the Company in a transaction not involving any public offering).

Lease Agreement

In February 2019, the Company entered into a lease agreement for its corporate headquarters to be located in Newport Beach, California. The lease is for a term of 65 months, with the option to extend the lease. The average monthly base rent for the first 12 months of the lease is approximately $12,000 after rent abatement. Thereafter, average monthly base rent will be approximately $24,000 over the remaining term. The lease term will commence when tenant improvements to be paid for by the landlord, are substantially completed.